SEGMENT INFORMATION - Revenue from Contract with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue from Contracts with Customers [Abstract]
Percentage of revenue	100.00%	100.00%	100.00%
Revenue from continuing operations	$ 443,662	$ 405,135	$ 368,380
Revenue	443,662	405,135	368,380
Revenue from discontinued operations			64,740
Deferred Revenue Movement [Abstract]
Opening balance	3,904	5,141
Revenue recognized during the year	(5,416)	(6,128)
Revenue deferred during the year	8,599	4,891
Closing balance	7,087	3,904	5,141
Deferred Revenue expected to be recognized [Abstract]
FY2022	4,077
FY2023	2,300
FY2024	663
FY2025	47
Deferred revenue	7,087	3,904	5,141
Services Transferred at a Point in Time [Member]
Revenue from Contracts with Customers [Abstract]
Revenue	40,775	48,486	52,897
Services Transferred Over Time [Member]
Revenue from Contracts with Customers [Abstract]
Revenue	$ 402,887	356,649	315,483
Bottom of Range [Member]
Revenue from Contracts with Customers [Abstract]
Percentage of revenue	97.00%
United States of America [Member]
Revenue from Contracts with Customers [Abstract]
Revenue from continuing operations	$ 428,831	391,933	361,078
Revenue from discontinued operations	0	0	64,740
Others [Member]
Revenue from Contracts with Customers [Abstract]
Revenue from continuing operations	$ 14,831	$ 13,202	$ 7,302